Expense Example, No Redemption	Prospectus #1 Calvert Responsible Municipal Income Fund Class A 1 Year	Prospectus #1 Calvert Responsible Municipal Income Fund Class A 3 Years	Prospectus #1 Calvert Responsible Municipal Income Fund Class A 5 Years	Prospectus #1 Calvert Responsible Municipal Income Fund Class A 10 Years	Prospectus #1 Calvert Responsible Municipal Income Fund Class C 1 Year	Prospectus #1 Calvert Responsible Municipal Income Fund Class C 3 Years	Prospectus #1 Calvert Responsible Municipal Income Fund Class C 5 Years	Prospectus #1 Calvert Responsible Municipal Income Fund Class C 10 Years	Prospectus #1 Calvert Responsible Municipal Income Fund Class I 1 Year	Prospectus #1 Calvert Responsible Municipal Income Fund Class I 3 Years	Prospectus #1 Calvert Responsible Municipal Income Fund Class I 5 Years	Prospectus #1 Calvert Responsible Municipal Income Fund Class I 10 Years	Prospectus #2 Calvert Emerging Markets Focused Growth Fund Class A 1 Year	Prospectus #2 Calvert Emerging Markets Focused Growth Fund Class A 3 Years	Prospectus #2 Calvert Emerging Markets Focused Growth Fund Class A 5 Years	Prospectus #2 Calvert Emerging Markets Focused Growth Fund Class A 10 Years	Prospectus #2 Calvert Emerging Markets Focused Growth Fund Class C 1 Year	Prospectus #2 Calvert Emerging Markets Focused Growth Fund Class C 3 Years	Prospectus #2 Calvert Emerging Markets Focused Growth Fund Class C 5 Years	Prospectus #2 Calvert Emerging Markets Focused Growth Fund Class C 10 Years	Prospectus #2 Calvert Emerging Markets Focused Growth Fund Class I 1 Year	Prospectus #2 Calvert Emerging Markets Focused Growth Fund Class I 3 Years	Prospectus #2 Calvert Emerging Markets Focused Growth Fund Class I 5 Years	Prospectus #2 Calvert Emerging Markets Focused Growth Fund Class I 10 Years	Prospectus #2 Calvert Emerging Markets Focused Growth Fund Class R6 1 Year	Prospectus #2 Calvert Emerging Markets Focused Growth Fund Class R6 3 Years	Prospectus #2 Calvert Emerging Markets Focused Growth Fund Class R6 5 Years	Prospectus #2 Calvert Emerging Markets Focused Growth Fund Class R6 10 Years	Prospectus #3 Calvert Flexible Bond Fund Class A 1 Year	Prospectus #3 Calvert Flexible Bond Fund Class A 3 Years	Prospectus #3 Calvert Flexible Bond Fund Class A 5 Years	Prospectus #3 Calvert Flexible Bond Fund Class A 10 Years	Prospectus #3 Calvert Flexible Bond Fund Class C 1 Year	Prospectus #3 Calvert Flexible Bond Fund Class C 3 Years	Prospectus #3 Calvert Flexible Bond Fund Class C 5 Years	Prospectus #3 Calvert Flexible Bond Fund Class C 10 Years	Prospectus #3 Calvert Flexible Bond Fund Class I 1 Year	Prospectus #3 Calvert Flexible Bond Fund Class I 3 Years	Prospectus #3 Calvert Flexible Bond Fund Class I 5 Years	Prospectus #3 Calvert Flexible Bond Fund Class I 10 Years	Prospectus #3 Calvert Flexible Bond Fund Class R6 1 Year	Prospectus #3 Calvert Flexible Bond Fund Class R6 3 Years	Prospectus #3 Calvert Flexible Bond Fund Class R6 5 Years	Prospectus #3 Calvert Flexible Bond Fund Class R6 10 Years	Prospectus #4 Calvert Small/Mid-Cap Fund Class A 1 Year	Prospectus #4 Calvert Small/Mid-Cap Fund Class A 3 Years	Prospectus #4 Calvert Small/Mid-Cap Fund Class A 5 Years	Prospectus #4 Calvert Small/Mid-Cap Fund Class A 10 Years	Prospectus #4 Calvert Small/Mid-Cap Fund Class C 1 Year	Prospectus #4 Calvert Small/Mid-Cap Fund Class C 3 Years	Prospectus #4 Calvert Small/Mid-Cap Fund Class C 5 Years	Prospectus #4 Calvert Small/Mid-Cap Fund Class C 10 Years	Prospectus #4 Calvert Small/Mid-Cap Fund Class I 1 Year	Prospectus #4 Calvert Small/Mid-Cap Fund Class I 3 Years	Prospectus #4 Calvert Small/Mid-Cap Fund Class I 5 Years	Prospectus #4 Calvert Small/Mid-Cap Fund Class I 10 Years
USD ($)	399	584	784	1,362	153	502	874	1,721	51	189	338	774	645	1,624	2,604	5,055	202	1,374	2,529	5,204	101	1,088	2,080	4,583	101	1,088	2,080	4,583	414	611	824	1,439	168	529	914	1,795	66	217	380	855	58	191	336	758	636	871	1,131	1,892	193	597	1,033	2,070	92	287	506	1,154